CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 814,379	$ 361,228	$ 314,368
Accounts receivable, net	921,747	889,657	853,000
Leases receivable, current portion	988,356	994,728	617,741
Prepaid and other current assets	138,961	192,221	135,422
Inventory	967,455	1,244,072	892,501
Total current assets	3,830,898	3,681,906	2,813,032
Property and equipment, net	2,047,248	2,145,831	2,665,565
Leases receivable, non-current	2,444,766	2,697,696	1,751,308
Total assets	8,322,912	8,525,433	7,229,905
Current liabilities:
Accounts payable and accrued expenses	868,992	1,072,307	956,408
Accrued interest	19,882	22,417	9,927
Capital lease, current portion	13,359	5,479	10,361
Notes payable, current portion	44,298	57,703	66,581
Unearned income, less current portion	243,790	608,439	435,781
Deferred revenue, less current portion	477,910	611,572	136,530
Total current liabilities	1,668,231	2,377,917	1,615,588
Capital lease, non-current	23,181		5,479
Notes payable, non-current		1,582	59,286
Unearned income, less current portion	291,501	363,381
Deferred revenue, less current portion	82,435
Line of credit, net of discount	3,750,657	3,025,223	1,195,938
Total liabilities	5,816,005	5,404,722	2,876,291
Stockholders' equity:
Preferred stock	144,000	144,000	144,000
Common stock	5,119	5,119	4,959
Additional paid-in capital	33,505,996	33,102,512	31,672,378
Accumulated (deficit)	(31,210,458)	(30,185,925)	(27,533,736)
Accumulated other comprehensive income	(855)	(8,802)
Total Stockholders' Equity Attributable to Parent	2,443,802	3,056,904	4,287,601
Non-controlling interest	63,105	63,807	66,013
Total stockholders' equity	2,506,907	3,120,711	4,353,614
Total liabilities and stockholders' equity	$ 8,322,912	$ 8,525,433	$ 7,229,905